Issued Capital - Schedule of Dividends Declared (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Dividends [line items]
Dividends declared per share	$ 0.62	$ 0.6
Average number of shares eligible for dividend	453,493	452,906
Total dividends paid	$ 279,050	$ 265,110
Cash percentage	99.00%	98.00%
DRIP percentage	1.00%	2.00%
Total dividends paid percentage	100.00%	100.00%
Retained Earnings [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 281,166	$ 271,744
Dividends Paid in Cash [member]
Disclosure of Dividends [line items]
Total dividends paid	279,050	265,109
Dividends Paid in DRIP [member]
Disclosure of Dividends [line items]
Total dividends paid	$ 2,116	$ 6,635